Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged
Assets pledged

(in thousands of $)	June 30, 2026	December 31, 2025
Book value of vessel secured against loans (1)	906,727	929,971
(1) This excludes the FLNG Gimi which was derecognized on COD with the concurrent recognition of “Net investment in sales-type lease” (note 5.2), secured against its specific debt facility (note 15).